Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 4 – Inventory

Inventory was comprised of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Raw Materials	$206,510	$-
Packaging	16,504	2,907
Finished goods	206,740	103,496
	$429,754	$106,403
Note 4 – Inventory Inventory was comprised of the following at December 31, 2021:
December 31, 2021
Packaging	$2,907
Finished goods	103,496
$106,403